Related Party Transactions (Details) - Schedule of Amount Due to Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Amount due to related parties, non-current portion
Total		$ 24,088,653	$ 19,884,680
Related Party [Member]
Amount due to related parties, current portion
Amount due to related parties, current portion		334,844	483,536
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion		23,753,809	19,401,144
Shanghai Huijie [Member]
Amount due to related parties, current portion
Amount due to related parties, current portion	[1]	334,844	445,840
Yang Gao [Member]
Amount due to related parties, current portion
Amount due to related parties, current portion			37,696
Linglu Wang [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[2]	6,764,024
Shenzhen Gaea [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[3]	4,921,050	5,065,673
Avatar [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[4]	4,826,109	3,221,438
Beijing Gaea [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[5]	2,732,721	3,884,763
Gaea Holdings [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[4]	2,177,725
Yiran Xu [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[6]	1,396,054	795,836
Shanghai Youmier [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[3]	625,361	382,764
Horgos Gaea [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[7]	262,545	259,430
Gaea Mobile Limited [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[4]	48,220	1,583,743
Yanzhi Wang [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[2]		1,974,438
Xiaoting Wang [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[2]		1,686,782
Gaea HK [Member]
Amount due to related parties, non-current portion
Amount due to related parties, non-current portion	[4]		$ 546,277

[1]	The Group has entered into a framework service agreement with Shanghai Huijie in which the Group provides animation production services to Shanghai Huijie for multiple animation projects. Accounts due from Shanghai Huijie represented the revenue invoiced but not collected yet. Amount due to Shanghai Huijie represented advance from Shanghai Huijie for the animation production services provided.
[2]	The Group had obtained multiple loans from Mr. Yanzhi Wang and Ms. Xiaoting Wang to support its working capital needs in 2021. These loans bore an interest rate of 5.5% per annum. As of December 31, 2022, the Group had total amounts of the loans and accrued interests due to Mr. Yanzhi Wang and Ms. Xiaoting Wang of $1,974,438 and $1,686,782, respectively. In April 2023, Mr. Yanzhi Wang and Ms. Xiaoting Wang transferred all the outstanding amounts to Ms. Linglu Wang. Upon the transfer, Ms. Linglu Wang agreed to an unchanged 5.5% annual interest rate and a maturity date of April 2025 for all the loans due to her. In addition, in April 2023, the Group obtained a one-year loan from Ms. Linglu Wang. The principal amount of the loan was RMB20,000,000 (equivalent to $2,824,500) and it bears an interest rate of 8% per annum.
[3]	The Group has engaged Shenzhen Gaea to support the operation and marketing of one of its mobile games from 2020 to 2021. And the balance represented the unpaid amounts accrued under such arrangement. In January 2022, an amendment was entered into among Shenzhen Gaea, Shanghai Youmier and the Group, pursuant to which Shanghai Youmier shall replace Shenzhen Gaea to provide such operation and marketing services starting from January 2022. The balance owed to Shanghai Youmier represented the unpaid service fees starting from January 2022 under this agreement. Both Shenzhen Gaea and Shanghai Youmier have issued letter of not demanding repayment with regard to all the outstanding payables owed by the Group till April 2026 and April 2025, respectively. Therefore, amounts due to Shenzhen Gaea and Shanghai Youmier were classified into non-current liabilities.
[4]	The balances as of December 31, 2022 represented the working capital loans from related parties with annualized interest rate ranging from 4.5% to 4.75% and the accrued interest. In September 2023, Gaea Mobile Limited and Gaea HK transferred all the loans and accrued interests to Gaea Holdings. Concurrently, the Group entered into debt conversion agreements with Avatar and Gaea Holdings, pursuant to which Avatar and Gaea shall convert their debts, being $4,826,109 and $2,177,725, respectively, into Class A ordinary shares in the Company, at a determined share price; all the loans shall cease to accrue any additional interests up to June 30, 2023. As of December 31, 2023, the debt conversion transaction wasn’t closed yet.
[5]	The balance due to Beijing Gaea was comprised of: (1) working capital loans, which the Group obtained from Beijing Gaea in 2022 with an interest rate of 7.46% per annum, together with accrued interests, in an aggregate amount of $2,676,111; and (2) service fees of $56,610, incurred prior to 2020, for the administrative services provided by Beijing Gaea to the Group. The maturity dates of the loans were extended to ranging from January to December 2025, and hence the outstanding balance was classified as non-current.
[6]	The balance as of December 31, 2022 and 2023 represented the working capital loans from Mr. Yiran Xu with an average interest rate of 8.4% per annum. The maturity dates of the loans were extended to ranging from August to December 2025, and hence the outstanding balance was classified as non-current.
[7]	The balance as of December 31, 2022 and 2023 represented the working capital loans from Horgos Gaea with an interest rate of 4.5% per annum and maturity date of April 2025.